Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Schedule of Goodwill
	2013	2014

Beginning balance	$4,628	$29,509
Goodwill acquired in acquisitions of business	24,992	316,492
Exchange rate differences	(111)	(1,371)

Ending balance	$29,509	$344,630